FAIR VALUE MEASUREMENTS (Details 1) - Private Placement [Member] - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2015	Dec. 31, 2014
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Balance		$ 4,003	$ 2,696
Fair value of warrants to investors and placement agent that were issued in the February 2014 Private Placement (see also Note 9c)			3,230
Exchange of warrants from issuance of Common Stock in the February 2014 Private Placement (see also Note 9c)			(1,056)
Fair value of warrants to investors and placement agent that were issued in the September 2014 Private Placement (see also Note 9d)			1,336
Change in fair value of warrants during the period		(377)	(2,194)
Exercise of warrants	[1]		(9)
Balance		$ 3,626	$ 4,003

[1]	During the year ended December 31, 2014, 1,824 warrants from the above issuances were exercised for an aggregate of 1,824 shares of Common Stock.